Goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cost and Method Investments Details [Abstract]
Goodwill impairment	¥ 7,300,000
Shenzhen Yidian [Member]
Cost and Method Investments Details [Abstract]
Acquired percentage						100.00%
Aggregate consideration						¥ 168,000,000
Identifiable assets acquired					¥ 161,000,000	¥ 137.1
Shenzhen Yitian [Member]
Cost and Method Investments Details [Abstract]
Acquired percentage						100.00%
Aggregate consideration						¥ 192,000,000
Impairment loss					¥ 68,000,000
Fe-da Electronics [Member]
Cost and Method Investments Details [Abstract]
Acquired percentage	100.00%
Aggregate consideration	¥ 104,400,000
Identifiable assets acquired	¥ 53,100,000
Shanghai Guoyu [Member]
Cost and Method Investments Details [Abstract]
Acquired percentage				100.00%
Aggregate consideration				¥ 20
Identifiable assets acquired				13.3
Skystar [Member]
Cost and Method Investments Details [Abstract]
Impairment loss				¥ 131,200,000
Shenzhen Kuxuanyou [Member]
Cost and Method Investments Details [Abstract]
Impairment loss		¥ 35,500,000	$ 5.1